Expense Example, No Redemption - Putnam Small Cap Value Fund - Class C Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	$ 1,972